Schedule of effect of a change in variable interest rates (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	$ (24,542,490)	$ (1,972,954)	$ (1,715,375)
Balance	211,013,563	$ (4,779,266)	$ (2,826,208)
Increase of 100 basis points [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	(42,181)
Balance	(42,181)
Decrease of 100 basis points [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	42,181
Balance	$ 42,181